Schedule of geographic information on revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Managed services	$ 15,929,773	$ 13,603,949
MALAYSIA
IfrsStatementLineItems [Line Items]
Managed services	$ 15,929,773	$ 13,603,949